Quarterly Report
January 31, 2025
MFS®  Lifetime®  2055 Fund
L55-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	1,073,280	$9,670,250
MFS Total Return Bond Fund - Class R6	822,217	7,737,064
		$17,407,314
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	275,910	$3,871,017
MFS Blended Research International Equity Fund - Class R6	3,174,127	42,755,488
MFS Emerging Markets Equity Fund - Class R6	108,960	3,883,347
MFS International Growth Fund - Class R6	313,036	13,601,425
MFS International Intrinsic Value Fund - Class R6	358,413	13,601,749
MFS International New Discovery Fund - Class R6	515,449	15,489,240
MFS Research International Fund - Class R6	670,848	15,489,883
		$108,692,149
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	5,240,066	$19,388,246
MFS Global Real Estate Fund - Class R6	1,188,550	19,266,393
		$38,654,639
U.S. Stock Funds – 55.4%
MFS Blended Research Core Equity Fund - Class R6	476,802	$17,865,756
MFS Blended Research Growth Equity Fund - Class R6	764,264	19,786,804
MFS Blended Research Mid Cap Equity Fund - Class R6	2,601,118	38,678,626
MFS Blended Research Small Cap Equity Fund - Class R6	633,119	9,629,747
MFS Blended Research Value Equity Fund - Class R6	1,327,625	21,268,549
MFS Growth Fund - Class R6	93,620	19,841,719
MFS Mid Cap Growth Fund - Class R6	585,185	19,486,645
MFS Mid Cap Value Fund - Class R6	587,675	19,299,251
MFS New Discovery Fund - Class R6 (a)	147,822	4,835,263
MFS New Discovery Value Fund - Class R6	257,199	4,817,346
MFS Research Fund - Class R6	300,013	17,886,779
MFS Value Fund - Class R6	421,295	21,229,055
		$214,625,540
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.41% (v)	7,772,310	$7,773,865
Total Mutual Funds		$387,153,507

Other Assets, Less Liabilities – (0.0)%		(7,357)
Net Assets – 100.0%		$387,146,150
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $387,153,507.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$387,153,507	$—	$—	$387,153,507
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,403,509	$2,443,541	$2,437,121	$309,295	$1,146,532	$17,865,756
MFS Blended Research Emerging Markets Equity Fund	3,695,617	501,519	570,342	30,141	214,082	3,871,017
MFS Blended Research Growth Equity Fund	18,121,851	2,191,115	4,460,218	1,009,672	2,924,384	19,786,804
MFS Blended Research International Equity Fund	39,755,187	4,677,029	4,228,544	208,018	2,343,798	42,755,488
MFS Blended Research Mid Cap Equity Fund	35,612,338	6,515,128	5,934,264	757,909	1,727,515	38,678,626
MFS Blended Research Small Cap Equity Fund	8,885,478	2,020,202	1,571,596	91,760	203,903	9,629,747
MFS Blended Research Value Equity Fund	19,680,363	3,883,825	2,463,505	98,383	69,483	21,268,549
MFS Commodity Strategy Fund	18,434,623	2,864,857	2,471,860	(726,026)	1,286,652	19,388,246
MFS Emerging Markets Equity Fund	3,668,360	464,026	549,078	16,087	283,952	3,883,347
MFS Global Real Estate Fund	17,710,940	3,587,442	2,757,962	27,634	698,339	19,266,393
MFS Growth Fund	18,047,983	3,526,305	3,665,979	558,949	1,374,461	19,841,719
MFS Inflation-Adjusted Bond Fund	8,669,006	1,930,844	994,725	(176,234)	241,359	9,670,250
MFS Institutional Money Market Portfolio	8,454,120	6,836,167	7,518,086	(37)	1,701	7,773,865
MFS International Growth Fund	12,498,235	1,724,906	1,466,934	26,635	818,583	13,601,425
MFS International Intrinsic Value Fund	12,497,235	2,714,894	1,239,362	(206,655)	(164,363)	13,601,749
MFS International New Discovery Fund	14,373,324	3,087,549	1,303,959	(77,491)	(590,183)	15,489,240
MFS Mid Cap Growth Fund	17,619,873	2,532,673	2,426,452	163,488	1,597,063	19,486,645
MFS Mid Cap Value Fund	17,935,894	3,469,592	2,625,080	205,796	313,049	19,299,251
MFS New Discovery Fund	4,421,833	554,162	688,844	6,290	541,822	4,835,263
MFS New Discovery Value Fund	4,481,142	880,672	862,807	54,062	264,277	4,817,346
MFS Research Fund	16,359,269	2,476,608	2,132,737	154,279	1,029,360	17,886,779
MFS Research International Fund	14,322,871	1,983,591	1,288,953	11,488	460,886	15,489,883
MFS Total Return Bond Fund	6,491,058	1,935,787	839,831	(89,832)	239,882	7,737,064
MFS Value Fund	19,722,017	3,671,217	2,693,984	38,122	491,683	21,229,055
	$357,862,126	$66,473,651	$57,192,223	$2,491,733	$17,518,220	$387,153,507
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$409,547	$1,234,571
MFS Blended Research Emerging Markets Equity Fund	96,677	—
MFS Blended Research Growth Equity Fund	249,956	673,155
MFS Blended Research International Equity Fund	1,420,906	509,752
MFS Blended Research Mid Cap Equity Fund	1,251,493	2,330,282
MFS Blended Research Small Cap Equity Fund	147,094	497,668

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Value Equity Fund	$734,751	$1,311,208
MFS Commodity Strategy Fund	636,763	—
MFS Emerging Markets Equity Fund	99,234	—
MFS Global Real Estate Fund	470,478	—
MFS Growth Fund	29,276	2,190,763
MFS Inflation-Adjusted Bond Fund	350,802	—
MFS Institutional Money Market Portfolio	316,962	—
MFS International Growth Fund	216,640	567,785
MFS International Intrinsic Value Fund	296,162	1,228,914
MFS International New Discovery Fund	409,594	655,865
MFS Mid Cap Growth Fund	—	1,202,371
MFS Mid Cap Value Fund	332,951	1,459,701
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	130,968	151,863
MFS Research Fund	149,481	1,478,905
MFS Research International Fund	321,128	—
MFS Total Return Bond Fund	236,495	—
MFS Value Fund	308,767	1,376,621
	$8,616,125	$16,869,424
4